Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents		$ 130,184	$ 455,953
Prepayment, deposits and other receivables		13,580,633	3,182,185
Retention receivable, net of credit loss allowance of USD384,647 as of March 31, 2026
Total current assets		16,926,629	10,876,856
Property, plant and equipment, net		35,862	166,604
Right-of-use assets – Finance lease		2,412,073	4,137,919
Right-of-use assets – Operating lease		11,175	56,836
Retention receivable, net of credit loss allowance of USD29,077 as of March 31, 2025			464,070
Total non-current assets		2,459,110	4,825,429
TOTAL ASSETS		19,385,739	15,702,285
Current liabilities:
Bank loans - current		102,011	110,766
Operating lease liabilities – current		10,446	41,828
Accounts payable, accruals, and other current liabilities		1,348,126	1,602,094
Income taxes payable		161,500	378,439
Total current liabilities		4,335,334	4,102,378
Non-current liabilities
Bank loans – non-current		749,993	839,848
Operating lease – non-current			10,446
Deferred tax liabilities			267,774
Total non-current liabilities		1,500,867	2,858,691
TOTAL LIABILITIES		5,836,201	6,961,069
Commitments and contingencies
Shareholders’ equity
Common stock, value			1,320
Additional paid in capital		29,400,926	11,433,575
Accumulated other comprehensive income		126,747
Accumulated deficits		(15,984,846)	(2,693,679)
Total shareholders’ equity		13,549,538	8,741,216
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		19,385,739	15,702,285
Common Class A [Member]
Shareholders’ equity
Common stock, value	[1]	6,711
Common Class B [Member]
Shareholders’ equity
Common stock, value	[2]
Nonrelated Party [Member]
Current assets:
Accounts receivable, net		2,876,417	6,793,145
Current liabilities:
Finance lease liabilities – current		804,467	945,564
Non-current liabilities
Finance lease liabilities – non-current		451,800	1,262,612
Related Party [Member]
Current assets:
Accounts receivable, net		339,395	445,573
Current liabilities:
Finance lease liabilities – current		200,765	337,361
Non-current liabilities
Finance lease liabilities – non-current		299,074	478,011
Director [Member]
Current liabilities:
Amount due to related parties		$ 1,708,019	$ 686,326

[1]	The shares and per share data are presented on a retroactive basis to reflect the share consolidation (reverse share split) on February 17, 2026 (Note 16).
[2]	The shares and per share data are presented on a prospective basis to reflect the share reclassification on December 14, 2025 (Note 16).